MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.40

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
48300	XXXX	XXXX	2	2	1	1	Verified reserves - Borrower has XXXX verified PITI reserves which exceed the required PITI of XXXX.; Verified credit history - Borrower mid FICO of XXXX exceeds the minimum required of XXXX by XXXX.
										; Net tangible benefit - New PI of XXXX is XXXX lower than prior PI payment of XXXX.; Established Landlord history - Borrower owns XXXX properties acquired between XXXX and XXXX with perfect mortgage payment histories.;	PROP 0002 Property Type is prohibited - Lender approved exception XXXX for 2-4 Family Property with units smaller than XXXX sq ft. XXXX units have fully functioning kitchen and bath., Client Comment: Lender Acknowledged Exception		HUD 0001 Missing Final HUD-1 - Missing final executed Alta Settlement Statement. Only estimate settlement statement in file XXXX. CD in file XXXX wrong property. - XXXX Final Alta Settlement Statement received.
48519	XXXX	XXXX	2	2	2	1	Low LTV/CLTV/HCLTV - LTV/CLTV is XXXX.; Low DTI - DTI is less than XXXX with a max allowed of XXXX;	GIDE 0001 Guideline Exception(s) - Missing verification of REO expenses for home in XXXX., Client Comment: Lender acknowledged exception based on low DTI/LTV.

TRID 0196 No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction XXXX - Borrowers final CD does not reflect the real estate commissions paid to the listing / selling agents. The sellers HUD-1 shows that real estate commissions were paid on the transaction, Client Comment: EV2 Non-Material	CRED 0096 Missing proof of PITI payment on non-subject property - 1) Missing verification of HOA dues for XXXX. Lender appears to have used estimate of XXXX based on XXXX on the final 1003 of XXXX.;

2) Missing verification of HOA dues XXXX. Lender appears to have used estimate of XXXX based on XXXX on the final 1003 of XXXX.;

3) Missing verification of HOA Dues/HOI for XXXX. Verified Taxes XXXX per property report.  Lender used XXXX per final 1003. Per property report subject is a Condo, review used estimated HOA Dues of XXXX;

4) Missing verification of REO expenses for home in XXXX.
													- XXXX Findings 1,2,3 Cleared- Recd LOE from the borrower confirming that there are not HOA does on any of the properties. Per LOE from the UW Manager UW placed XXXX in on XXXX as a placeholder thinking that they would have one but it turns out they dont and I just didnt remove the fees because it worked with it in there. See Lender comments/GUIDE 0001 for item #4.
48525	XXXX	XXXX	1	1	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Low DTI - DTI is XXXX with a max allowed of XXXX.;
48521	XXXX	XXXX	1	1	1	1				Low LTV/CLTV/HCLTV - XXXX LTV/CLTV w/a max allowed of XXXX.;
48522	XXXX	XXXX	1	1	1	1				Verified reserves - Borrower has XXXX / XXXX mths verified reserves.; Low DTI - DTI is XXXX w/a max allowed of XXXX.;
48299	XXXX	XXXX	1	1	1	1	Verified reserves - XXXX verified PITI reserves exceeds required of XXXX by XXXX.; Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX for a XXXX maximum LTV cash-out refinance.;	CRED 0096 Missing proof of PITI payment on non-subject property - Borrower has closed XXXX transactions with the lender. Missing copies of the Notes/Final Settlement Statements to verify the final Loan Amount / PITIA / Cash to/from the borrower. - XXXX Recd copies of the Notes/Final Settlement Statements for all concurrent refinance transactions.

													HUD 0001 Missing Final HUD-1 - Missing Final executed HUD-1/CD. - XXXX REcd copy of the final settlement statement.
48558	XXXX	XXXX	1	1	1	1				Verified credit history - Borrowers mid FICO is XXXX with a minimum requirement of XXXX for LTV of XXXX.; Low LTV/CLTV/HCLTV - LTV/CLTV is XXXX with a max allowed of XXXX with mid FICO of XXXX.; Low DTI - DTI is XXXX w/a max allowed of XXXX.; Verified reserves - Borrower has XXXX verified reserves.;		XXXX
48555	XXXX	XXXX	2	2	1	1				Low LTV/CLTV/HCLTV - XXXX LTV/CLTV.; Verified reserves - Total Funds Required for Income Assets Only Program XXXX, Total Verified XXXX, Actual Reserves verified over the amount required for asset depletion/utilization XXXX.;	PROP 0002 Property Type is prohibited - Condotels are not allowed per the program guidelines., Client Comment: Lender acknowledged exception: Per the appraiser subject is not a condotel as the while the property does have added benefits of XXXX.	XXXX	APPR 0045 Appraiser's License is Expired - Missing evidence that the appraiser XXXX had a current license as of XXXX. Appraisal and copy of the license reflect that the license expired XXXX. - XXXX License verification received reflecting the updated license expration date XXXX.
48556	XXXX	XXXX	1	1	1	1				Low DTI - DTI XXXX W/A max allowed of XXXX.; Low LTV/CLTV/HCLTV - LTV/CLTV XXXX.;		XXXX
48564	XXXX	XXXX	1	1	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points.
										; Low LTV/CLTV/HCLTV - XXXX LTV is XXXX below XXXX maximum for FTHB.; Verified reserves - XXXX verified PITI reserves exceeds the required PITI of XXXX.; Low DTI - XXXX DTI is XXXX below XXXX maximum for FTHM with no rental history.;		XXXX